Consolidated Statements of Comprehensive Income - USD ($)		12 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
REVENUE
Total revenue		$ 23,502,010	$ 19,821,457	$ 19,190,541
COST OF REVENUE AND RELATED TAX
Cost of revenue		13,892,161	12,856,556	12,832,570
Business and sales related tax		107,080	180,067	159,453
Total cost of revenue and related tax		13,999,241	13,036,623	12,992,023
GROSS PROFIT		9,502,769	6,784,834	6,198,518
OPERATING EXPENSES
Selling expenses		1,104,944	453,311	402,013
General and administrative expenses		3,261,752	1,921,367	1,773,449
Research and development expenses		1,497,325	1,542,894	1,892,532
Total operating expenses		5,864,021	3,917,572	4,067,994
INCOME FROM OPERATIONS		3,638,748	2,867,262	2,130,524
OTHER INCOME (EXPENSE)
Interest income, net		466,524	182,682	181,605
Foreign exchange (loss) gain		(26,774)	(50,406)	186,394
Other income, net		105,216	222,399	244,115
Total other income, net		544,966	354,675	612,114
INCOME BEFORE INCOME TAX PROVISION		4,183,714	3,221,937	2,742,638
PROVISION FOR INCOME TAXES		763,879	343,707	36,111
NET INCOME		3,419,835	2,878,230	2,706,527
Less: net loss attributable to non-controlling interest		(256,092)
NET INCOME ATTRIBUTABLE TO JIN MEDICAL INTERNATIONAL LTD.		3,675,927	2,878,230	2,706,527
COMPREHENSIVE INCOME
Net income		3,419,835	2,878,230	2,706,527
Foreign currency translation gain (loss)		841,525	(493,232)	(1,499,721)
Comprehensive income		4,261,360	2,384,998	1,206,806
Less: comprehensive loss attributable to non-controlling interest		(262,724)
COMPREHENSIVE INCOME ATTRIBUTABLE TO JIN MEDICAL INTERNATIONAL LTD.		$ 4,524,084	$ 2,384,998	$ 1,206,806
Earnings per common share - basic (in Dollars per share)		$ 0.02	$ 0.02	$ 0.02
Earnings per common share - diluted (in Dollars per share)		$ 0.02	$ 0.02	$ 0.02
Weighted average shares - basic (in Shares)	[1]	156,474,149	145,136,980	135,000,000
Weighted average shares - diluted (in Shares)	[1]	156,474,149	145,136,980	135,000,000
Third party
REVENUE
Revenue		$ 20,595,251	$ 18,799,099	$ 18,079,518
Related Party
REVENUE
Revenue		$ 2,906,759	$ 1,022,358	$ 1,111,023

[1]	Retrospectively restated for effect of a 20-for-1 forward split on February 8, 2024.